RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Amounts Due from Related Parties Comprised of Amounts Receivable from the Sales of Goods) (Details) (USD $)	Dec. 31, 2014		Dec. 31, 2013
Amounts due from related parties
Amounts receivable from the sales of goods	$ 452,415		$ 408,407
Zhejiang Yuhuan [Member]
Amounts due from related parties
Amounts receivable from the sales of goods	169,244	[1]	228,305	[1]
Jinko and its subsidiaries [Member]
Amounts due from related parties
Amounts receivable from the sales of goods	$ 283,171	[2]	$ 180,102	[2]

[1]	Zhejiang Yuhuan Solar Energy Source Co., Ltd. (“Zhejiang Yuhuan”) is controlled by Xianshou Li, Chief Executive Officer.
[2]	The brothers of Mr. Xianshou Li are the founders and current shareholders of Jinko Solar Co., Ltd. (“Jinko and its subsidiaries”)